Fair value and gross unrealized losses of investment securities available-for-sale, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 3,055,888	$ 332,839
Less than 12 months Gross Unrealized Losses	119,453	1,445
12 months or more Fair Value	190,985	3,065
12 months or more Gross Unrealized Losses	10,981	80
Total Fair Value	3,246,873	335,904
Total Gross Unrealized Losses	130,434	1,525
US Government Sponsored Enterprises Debt Securities Member
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	1,326,866	139,278
Less than 12 months Gross Unrealized Losses	32,457	592
12 months or more Fair Value	69,257	0
12 months or more Gross Unrealized Losses	4,240	0
Total Fair Value	1,396,123	139,278
Total Gross Unrealized Losses	36,697	592
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	54,256	6,229
Less than 12 months Gross Unrealized Losses	11,685	44
12 months or more Fair Value	8,330	2,031
12 months or more Gross Unrealized Losses	190	31
Total Fair Value	62,586	8,260
Total Gross Unrealized Losses	11,875	75
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	1,567,654	170,136
Less than 12 months Gross Unrealized Losses	70,378	512
12 months or more Fair Value	96,676	0
12 months or more Gross Unrealized Losses	5,645	0
Total Fair Value	1,664,330	170,136
Total Gross Unrealized Losses	76,023	512
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	0
Less than 12 months Gross Unrealized Losses	0	0
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	0
Total Gross Unrealized Losses	0	0
Collateralized Mortgage Backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	105,455	7,411
Less than 12 months Gross Unrealized Losses	4,762	90
12 months or more Fair Value	7,225	983
12 months or more Gross Unrealized Losses	765	39
Total Fair Value	112,680	8,394
Total Gross Unrealized Losses	5,527	129
Equity Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	1,657	0
Less than 12 months Gross Unrealized Losses	171	0
12 months or more Fair Value	0	51
12 months or more Gross Unrealized Losses	0	10
Total Fair Value	1,657	51
Total Gross Unrealized Losses	171	10
Other Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	9,785
Less than 12 months Gross Unrealized Losses	0	207
12 months or more Fair Value	9,497	0
12 months or more Gross Unrealized Losses	141	0
Total Fair Value	9,497	9,785
Total Gross Unrealized Losses	$ 141	$ 207